SUBSEQUENT EVENTS (Details Narrative) - USD ($)		12 Months Ended
	Nov. 02, 2023	Oct. 31, 2023
Subsequent Event [Line Items]
Stock Issued During Period, Value, New Issues		$ 290,000
Subsequent Event [Member] | Purchase And Sale Agreement [Member] | TCF Elrod, LLC [Member]
Subsequent Event [Line Items]
Earnest Money Deposits	$ 100,000
Common Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues		290,000,000
Stock Issued During Period, Value, New Issues		$ 290,000
Common Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues	74,500
Stock Issued During Period, Value, New Issues	$ 74,500
[custom:SaleOfStockNumberOfSharesIssuedInTransactions]	50,000
Sale of Stock, Consideration Received Per Transaction	$ 50,000
Stock Issued During Period, Shares, Other	17,001